UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES



                 Investment Company Act file number: 811-0773
                                                     --------



                               The Purisima Funds
               (Exact name of registrant as specified in charter)

                               13100 Skyline Blvd.
                           Woodside, California 94062
                    (Address of principal executive offices)


                     (Name and address of agent for service)

       (650) 851-3334 Registrant's telephone number, including area code:




Date of fiscal year end:   August 31, 2003
                           ---------------

Date of reporting period:  February 28, 2003
                           -----------------

ITEM 1.  REPORT TO STOCKHOLDERS

Purisima Funds

Semi-Annual Report (unaudited)
February 28, 2003

The Purisima Total Return Fund
The Purisima Pure American Fund
The Purisima Pure Foreign Fund







Table of Contents

              The Purisima Fund Family                                     2

              A Letter to Our Shareholders                                 4

              Schedule of Investments                                      8

              Statements of Assets and Liabilities                         17

              Statements of Operations                                     18

              Statement of Changes in Net Assets                           19

              Financial Highlights                                         22

              Notes to Financial Statements                                25

              Other Information                                            30

              Please see the Funds' Privacy Notice on page 32


The Purisima Fund Family

     Fisher Investments manages over $11 billion for large institutions and high-net-worth individuals. We built our business by offering personal service, a history of performance and generally low fees to large investors. We create global, domestic, and foreign portfolios for our clients. Yet few investors have the over $500,000 necessary to build a customized portfolio of stocks. That's why we created the Purisima Funds.

     These mutual funds allow us to pool the money of many investors together and buy enough securities to create a diversified portfolio, while also having sufficient assets under management to keep costs relatively low. Our funds are made up of what we believe are three optimal portfolios: global, domestic, and foreign. Purisima Pure American is composed of the domestic securities we believe will most likely appreciate. Purisima Pure Foreign contains those foreign securities we think are the best investments. Purisima Total Return has a portfolio that contains both foreign and domestic securities.

     Total Return. This fund combines our top U.S. and foreign security picks in one mutual fund. We believe the Purisima Total Return Fund is the single best way for small investors to manage their money. Through global diversification targeted at securities we anticipate will outpace the market, it strives for a high total return, while seeking to achieve a reduced level of risk, as many large investors have sought from Fisher Investments.

     Pure American. Many investors, large and small, simply don't want to own foreign stocks. They wish to avoid the political and economic issues of foreign countries or the currency risks involved in overseas investments. Fisher Investments satisfies the desire for a handpicked U.S. only portfolio by offering the Purisima Pure American Fund, which invests only in American securities and seeks to consistently beat the S&P 500 stock index.

     Pure Foreign. Some investors like to pick their own U.S. stocks but don't feel comfortable selecting foreign ones. Yet, they want the advantages of global diversification that requires owning foreign securities. Pure Foreign allows them to obtain this foreign diversification, which may help lower the volatility of their entire investment portfolio. The Purisima Pure Foreign Fund owns the foreign securities Fisher Investments believes will most likely appreciate and, by combining it with a U.S. portfolio, investors can create a complete global portfolio.


A Letter to Our Shareholders

     Welcome to the semi-annual report for the Purisima Funds for the six-month period ended February 28, 2003. The Funds remained fully invested in equities throughout the period. What appeared to be the beginning of a new bull market in early October 2002 was derailed in the last months of the reporting period by heightened risk aversion tied to the impending conflict in Iraq. As geopolitical risks subside, we believe demand for equities should rise.

     The sharp sell-offs in July and September seemingly created a double bottom in the already lengthy bear market. Although economic recovery began in the first half of 2002, expectations of a double-dip recession permeated financial media and investor sentiment in the first half of the period. Stocks mounted a sharp rally beginning in early October that reflected renewed optimism and saw the most battered groups of the bear market perform the best. The rally culminated in December 2002 as the solidarity of the UN Security Council came into question regarding a military solution to Saddam Hussein's Iraqi regime.

     The economy showed marked signs of improvement in the fourth quarter of 2002, countering the dour views of pundits and economists alike. However, the degree to which world opinion soured leading up to the war was unexpected. In concert with the threat of war, investors were barraged by financial media claims that the bear market remains intact and any rally should be treated as a selling opportunity. We strongly disagree. The funds are positioned to capture our increasingly optimistic outlook for global equities in 2003.

     The asset allocation and style decisions remained constant throughout the period. The weighted average market cap of the holdings is smaller than that of the respective benchmarks consistent with our belief that small caps lead in new bull markets as a liquidity surge provides disproportional benefits across the size spectrum. We also maintain a modest value slant in the portfolios, hoping to capitalize on steep global yield curves that beget favorable lending conditions across the globe. The large return spread achieved by value stocks over growth narrowed in the period, but the trend may resume in 2003, only on a lesser scale relative to the previous two years.

     The Consumer Discretionary and Materials sectors remain significantly overweight in the Funds relative to their benchmarks as early cycle stocks historically lead ahead of an economic recovery. We moved to a more favorable outlook for higher quality technology stocks as well. A number of technology businesses featuring healthy financials and dominant market positions should be able to leverage their increased market shares as the technology economy rebounds from depressed levels.

     All three of the Funds maintain active counter-strategies in case we are wrong on our core economic and market assumptions to control risk relative to benchmark. The Funds hold large cap and growth companies in meaningful weights, as well as positions in more defensive sectors like Health Care, Consumer Staples and Utilities.

     The Total Return Fund is overweight to U.S. stocks, consistent with our belief that the U.S. economy has the most favorable underpinnings to drive a global recovery in 2003. With promising fundamentals, we feel foreign bourses are likely to rise materially on an absolute basis, but not quite as much relative to the U.S. Pure American's long equity positions are limited to U.S. companies, and Pure Foreign's are limited to foreign companies only.


Outlook

     There are several reasons we expect outsized gains over the next six months, possibly skewed towards the latter half of the period. The U.S. is in the 3rd year of the Presidential Cycle, historically the strongest for stocks. Monetary conditions are accommodative resulting in declining interest rates, and proposed U.S. fiscal policy offers additional stimulus. In our opinion the geopolitical risk associated with war in Iraq should subside as the conflict is resolved favorably and more quickly than expected.

     Investors continue to miss other important developments. Underfunded corporate and public pensions in the U.S. and U.K. have been widely publicized during the bear market. While media attention is focused on the plans' potential drag on earnings, almost no mention exists of the billions in mandatory contributions that will flow into financial assets to offset liabilities created by the bear market. Our initial $100 billion estimate of cash contributions for 2003 now appears conservative. A large portion of this cash may act as a direct injection of demand for equities.

     We believe equity valuations are attractive relative to bond yields. Corporate earnings continue to strengthen and appear poised to grow throughout 2003. The earnings yield on the S&P 500 is extremely attractive relative to long term U.S. Treasury yields. Although the historic spread may not be a useful timing tool, it paints a striking backdrop for big potential stock market gains.

     The prolonged bottom of the bear market has been a challenging, volatile period. It has, however, planted the seeds for a new bull market evidenced by decreasing risk aversion on the part of investors. Each of the Funds is poised to participate in the sharp equity rebound we believe is close at hand. Other lengthy bear markets have set a precedent of sharp, sizeable gains coming soon after the bottom and possibly continuing for prolonged periods. We see no reason the coming bull market should be any different.

     As before, if we were to see anything new that is big and bad and largely ignored by others, we would take appropriate defensive action. Current probabilities make this outcome unlikely over the medium term, and we look forward to a prosperous period for equity investors.

     Thank you for your continued interest and support.


Sincerely,



Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments Inc.

Opinions expressed above are those of Kenneth L. Fisher and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Foreign investing involves special risks, including greater volatility and political, economic and currency risks and differences in accounting methods.

This material must be preceded or accompanied by a prospectus. Please read it carefully before you invest or send money.

Quasar Distributors, LLC, Distributor. 04/03


                           Purisima Total Return Fund


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at February 28, 2003 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS: 98.3%

Aerospace/Defense Equipment: 2.3%
           39,100  Lockheed Martin Corp.                            $1,787,652
           41,100  United Technologies Corp.                         2,407,638
                                                                 --------------
                                                                     4,195,290
                                                                 --------------

Automotive: 3.5%
           54,800  DaimlerChrysler AG                                1,675,236
          225,100  Delphi Corp.                                      1,740,023
          187,000  Nissan Motor Co. Ltd. - ADR                       2,829,310
                                                                 --------------
                                                                     6,244,569
                                                                 --------------

Banking: 13.8%
          340,100  Banco Santander Central - ADR                     2,156,234
           78,700  Barclays Plc - ADR                                1,810,887
           29,500  Comerica, Inc.                                    1,208,910
          130,000  Credit Suisse Group - ADR                         2,418,000
           45,000  HSBC Holdings Plc - ADR                           2,414,700
          352,500  Mitsubishi Tokyo Finance - ADR                    1,561,575
           29,300  National Australia Bank Ltd. - ADR                2,592,757
           66,775  National City Corp.                               1,844,325
          126,996  San Paolo - IMI SpA - ADR                         1,756,355
           28,100  SunTrust Banks, Inc.                              1,580,625
           38,800  UBS AG                                            1,617,960
          118,200  Washington Mutual, Inc.                           4,081,446
                                                                 --------------
                                                                    25,043,774
                                                                 --------------

Chemicals: 1.0%
           66,225  Rohm & Haas Co.                                   1,890,061
                                                                 --------------

Computers: 4.4%
          106,200  Dell Computer Corp.*                              2,863,152
          110,400  Electronic Data Systems Corp.                     1,718,928
          446,600  EMC Corp.*                                        3,300,374
                                                                 --------------
                                                                     7,882,454
                                                                 --------------

Diversified Metal & Mining: 1.9%
           41,400  Rio Tinto Plc - ADR                               3,365,820
                                                                 --------------

Electrical Equipment: 2.8%
           51,700  General Electric Co.                              1,243,385
           51,800  Hitachi Ltd. - ADR                                2,174,046
          182,700  Matsushita Electric Industries Co., Ltd. -        1,626,030
                   ADR
                                                                 --------------
                                                                     5,043,461
                                                                 --------------
Shares                                                            Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Financial Services: 2.9%
           92,700  ING Groep N.V. - ADR                             $1,244,961
           71,600  Lehman Brothers Holdings, Inc.                    3,964,492
                                                                 --------------
                                                                     5,209,453
                                                                 --------------

Foods: 3.0%
          135,800  Sara Lee Corp.                                    2,688,840
           47,525  Unilever N.V. - ADR                               2,693,717
                                                                 --------------
                                                                     5,382,557
                                                                 --------------

Household Audio & Video Equipment: 0.9%
           42,600  Sony Corp. - ADR                                  1,617,522
                                                                 --------------

Household Products: 2.3%
           47,700  Kimberly-Clark Corp.                              2,186,091
           24,600  Procter & Gamble Co.                              2,013,756
                                                                 --------------
                                                                     4,199,847
                                                                 --------------

Insurance: 5.8%
          115,600  Allstate Corp.                                    3,656,428
           32,544  American International Group, Inc.                1,604,094
          115,300  Axa S.A. - ADR                                    1,396,283
           27,700  CIGNA Corp.                                       1,190,269
           64,800  Marsh & McLennan Co.                              2,637,360
                                                                 --------------
                                                                    10,484,434
                                                                 --------------

Machinery: 1.8%
           70,600  Caterpillar, Inc.                                 3,318,200
                                                                 --------------

Media: 3.4%
          119,300  News Corporation Ltd. - ADR                       2,982,500
          181,900  Walt Disney Co.                                   3,103,214
                                                                 --------------
                                                                     6,085,714
                                                                 --------------

Medical Instruments: 1.4%
           73,200  Guidant Corp.*                                    2,617,632
                                                                 --------------

Miscellaneous Manufacturing: 3.7%
          130,200  Alcoa, Inc.                                       2,669,100
           40,200  Illinois Tool Works                               2,394,714
           43,100  Siemens AG - ADR                                  1,712,363
                                                                 --------------
                                                                     6,776,177
                                                                 --------------



Shares                                                            Value
-------------------------------------------------------------------------------
Oil & Gas: 9.5%
           67,000  Anadarko Petroleum Corp.                         $3,087,360
          108,900  Baker Hughes, Inc.                                3,378,078
           69,100  BASF AG - ADR                                     2,527,678
           58,100  ConocoPhillips                                    2,945,670
           49,000  Royal Dutch Petroleum Co. - ADR                   1,943,830
           49,357  Total Fina S.A. - ADR                             3,245,223
                                                                 --------------
                                                                    17,127,839
                                                                 --------------

Paper & Forest Products: 1.2%
           62,000  International Paper Co.                           2,171,860
                                                                 --------------

Pharmaceuticals: 7.1%
           75,000  Astrazeneca Plc - ADR                             2,409,000
           43,476  Aventis - ADR                                     1,959,029
           77,400  GlaxoSmithKline Plc - ADR                         2,712,870
           49,100  Johnson & Johnson                                 2,575,295
           29,200  Merck & Co., Inc.                                 1,540,300
           44,400  Novartis AG - ADR                                 1,624,152
                                                                 --------------
                                                                    12,820,646
                                                                 --------------

Photography: 1.6%
           89,200  Fuji Photo Film - ADR                             2,815,152
                                                                 --------------

Retail: 4.0%
           81,900  Albertson's, Inc.                                 1,542,177
           76,600  Costco Wholesale Corp.*                           2,337,832
           57,200  Lowe's Companies, Inc.                            2,247,960
           51,300  Sears, Roebuck & Co.                              1,117,314
                                                                 --------------
                                                                     7,245,283
                                                                 --------------

Semiconductors: 4.2%
          147,500  Intel Corp.                                       2,544,375
          111,200  KLA-Tencor Corp.*                                 3,975,400
          141,500  Micron Technology, Inc.*                          1,130,585
                                                                 --------------
                                                                     7,650,360
                                                                 --------------

Software: 4.8%
           72,400  First Data Corp.                                  2,508,660
           89,200  Microsoft Corp.*                                  2,114,040
          180,000  Oracle Corp.*                                     2,152,800
          217,000  Siebel Systems, Inc.*                             1,872,710
                                                                 --------------
                                                                     8,648,210
                                                                 --------------

Shares                                                            Value
-------------------------------------------------------------------------------
Telecommunications: 6.3%
           67,800  Alltel Corp.                                     $2,943,876
           92,250  Bellsouth Corp.                                   1,999,058
           77,600  BT Group Plc - ADR                                1,982,680
           39,700  Telecom Italia SpA - ADR                          2,735,330
           62,316  Telefonica, S.A. - ADR*                           1,799,059
                                                                 --------------
                                                                    11,460,003
                                                                 --------------

Telecommunications Equipment: 0.9%
          121,100  Nokia Corp. - ADR                                 1,602,153
                                                                 --------------

Transportation: 1.2%
           43,900  Fedex Corp.                                       2,256,460
                                                                 --------------

Utilities: 2.6%
           69,900  Duke Energy Corp.                                   944,349
           36,500  E. ON AG - ADR                                    1,560,375
           75,700  Enel SpA - ADR                                    2,243,748
                                                                 --------------
                                                                     4,748,472
                                                                 --------------

TOTAL COMMON STOCKS
   (cost $223,372,698)                                             177,903,403
                                                                 --------------

SHORT-TERM INVESTMENT: 1.6%
        2,854,865  Federated Cash Trust Treasury Money Market        2,854,865
                                                                 --------------
                   (cost $2,854,865)

TOTAL INVESTMENTS IN SECURITIES
(cost $226,227,563):  99.9%                                        180,758,268
Other Assets less Liabilities:  0.1%                                   165,965
                                                                 --------------

NET ASSETS:        100.0%                                         $180,924,233
                                                                 ==============


   ADR - American depositary receipt.
*  Non-income producing security.

   See accompanying Notes to Financial Statements.


                           PURISIMA PURE AMERICAN FUND


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at February 28, 2003 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS: 99.3%

Aerospace/Defense Equipment: 3.4%
             300   Lockheed Martin Corp.                                 $13,716
             650   Northrop Grumman Corp.                                 56,355
                                                                 ---------------
                                                                          70,071
                                                                 ---------------

Automotive: 2.3%
           6,100   Delphi Corp.                                           47,153
                                                                 ---------------

Banking: 8.7%
           1,225   Bank of America Corp.                                  84,819
           1,000   Comerica, Inc.                                         40,980
           1,900   National City Corp.                                    52,478
                                                                 ---------------
                                                                         178,277
                                                                 ---------------
Consumer Products: 2.9%
             775   Coca-Cola Co. (The)                                    31,170
             600   Nike, Inc. - Class B                                   27,822
                                                                 ---------------
                                                                          58,992
                                                                 ---------------

Chemicals: 2.4%
           1,700   Rohm & Haas Co.                                        48,518
                                                                 ---------------

Computer Components & Software: 4.3%
           2,575   Cisco Systems, Inc.*                                   35,998
           1,500   Microsoft Corp.*                                       35,550
           1,900   Siebel Systems, Inc.*                                  16,397
                                                                 ---------------
                                                                          87,945
                                                                 ---------------
                                                                 ---------------

Computers: 7.7%
           1,200   Dell Computer Corp.*                                   32,352
           1,250   Electronic Data Systems Corp.                          19,462
           4,300   EMC Corp.*                                             31,777
             500   IBM Corp.                                              38,975
          10,200   Sun Microsystems, Inc.*                                35,088
                                                                 ---------------
                                                                         157,654
                                                                 ---------------
                                                                 ---------------

Electrical Equipment: 4.5%
           1,600   General Electric Co.                                38,480
             700   Johnson Controls, Inc.                              54,572
                                                                 ---------------
                                                                 ---------------
                                                                          93,052
                                                                 ---------------
Financial Services: 5.6%
           1,266   Citigroup, Inc.                                       $42,208
             750   Fannie Mae                                             48,075
             450   Lehman Brothers Holdings, Inc.                         24,916
                                                                 ---------------
                                                                         115,199
                                                                 ---------------
Foods: 2.1%
           2,200   Sara Lee Corp.                                         43,560
                                                                 ---------------

Health Care Equipment: 2.1%
             950   Medtronic, Inc.                                        42,465
                                                                 ---------------

Household Products: 1.9%
             475   Procter & Gamble Co.                                   38,883
                                                                 ---------------

Insurance: 3.9%
             487   American International Group                           24,004
              27   Berkshire Hathaway, Inc. - Class                       55,755
                   B*                                            ---------------
                                                                          79,759
                                                                 ---------------
Machinery: 2.0%
             850   Caterpillar, Inc.                                      39,950
                                                                 ---------------

Media: 2.0%
           2,400   Walt Disney Co.                                        40,944
                                                                 ---------------

Miscellaneous Manufacturer: 2.9%
             475   3M Co.                                                 59,551
                                                                 ---------------

Oil & Gas: 7.1%
             850   ChevronTexaco Corp.                                    54,544
           1,200   Exxon Mobil Corp.                                      40,824
           1,000   ConocoPhillips                                         50,700
                                                                 ---------------
                                                                         146,068
                                                                 ---------------

Paper & Forest Products: 2.0%
           1,200   International Paper Co.                                42,036
                                                                 ---------------

Pharmaceuticals: 9.3%
           1,100   Bristol-Myers Squibb Co.                               25,630
             750   Johnson & Johnson                                      39,338
             750   Lilly (Eli) & Co.                                      42,420
             750   Merck & Co., Inc.                                      39,563
             925   Schering-Plough Corp.                                  16,669
             750   Wyeth                                                  26,438
                                                                 ---------------
                                                                         190,058
                                                                 ---------------
Restaurants: 1.4%
           2,100   McDonald's Corp.                                      $28,581
                                                                 ---------------

Retail: 6.1%
           1,150   Albertson's, Inc.                                      21,655
             700   Costco Wholesale Corp.*                                21,364
           1,000   Sears, Roebuck & Co.                                   21,780
           1,275   Wal-Mart Stores, Inc.                                  61,277
                                                                 ---------------
                                                                         126,076
                                                                 ---------------

Semi-conductors: 3.8%
           2,000   Intel Corp.                                            34,500
             700   KLA-Tencor Corp.*                                      25,025
           2,300   Micron Technology, Inc.*                               18,377
                                                                 ---------------
                                                                          77,902
                                                                 ---------------

Telecommunications: 1.4%
           1,350   BellSouth Corp.                                        29,255
                                                                 ---------------

Tobacco Products: 1.4%
             750   Altria Group, Inc.                                     28,987
                                                                 ---------------

Transportation: 5.6%
           2,200   Burlington Northern Santa Fe Corp.                     55,000
           1,150   Fedex Corp.                                            59,110
                                                                 ---------------
                                                                         114,110
                                                                 ---------------

Utilities: 2.5%
           1,800   Southern Co.                                           50,778
                                                                 ---------------

TOTAL COMMON STOCKS
   (cost $2,627,076)                                                   2,035,824
                                                                 ---------------

SHORT-TERM INVESTMENT: 0.4%
                   Federated Cash Trust Treasury Money Market
            8,391  (cost $8,391)                                           8,391
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(cost $2,635,466):  99.7%                                              2,044,215
Other Assets less Liabilities:  0.3%                                       6,838
                                                                 ---------------
NET ASSETS:        100.0%                                             $2,051,053
                                                                 ===============

* Non-income producing security.


   See accompanying Notes to Financial Statements.


                           Purisima Pure Foreign Fund


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at February 28, 2003 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.4%

Australia: 3.7%
        5,800   BHP Billiton Ltd. - ADR                                  $65,134
          425   National Australia Bank Ltd. - ADR                       37,608
        2,000   News Corp. Ltd. - ADR                                    50,000
                                                               -----------------
                                                                         152,742
                                                               -----------------
Denmark: 1.1%
          900   Novo-Nordisk A/S - ADR                                   25,506
                                                               -----------------

Finland: 1.2%
        2,100   Nokia Corp. - ADR                                        27,783
                                                               -----------------

France: 10.1%
          800   Aventis S.A. - ADR                                       36,048
        3,650   Axa S.A. - ADR                                           44,201
        2,950   Groupe Danone - ADR                                      69,649
        1,347   Total Fina S.A. - ADR                                    88,565
                                                               -----------------
                                                                         238,463
                                                               -----------------
Germany: 10.7%
        2,200   BASF AG - ADR                                            80,476
        2,400   DaimlerChrysler AG                                       73,368
        1,400   SAP AG - ADR                                             29,260
        1,800   Siemens AG - ADR                                         71,514
                                                               -----------------
                                                                         254,618
                                                               -----------------
Italy: 4.8%
        1,900   Enel SpA - ADR                                           56,316
        3,000   Fiat SpA - ADR                                           23,520
        2,506   San Paolo - IMI SpA - ADR                                34,658
                                                               -----------------
                                                                         114,494
                                                               -----------------
Japan: 19.9%
        2,800   Fuji Photo Film - ADR                                    88,368
        1,000   Hitachi, Ltd. - ADR                                      41,970
          800   Kyocera Corp. - ADR                                      42,080
        6,200   Matsushita Electric Industrial Co., Ltd. - ADR           55,180
        1,050   Millea Holdings, Inc. - ADR                              36,172
        7,275   Mitsubishi Tokyo Financial Group, Inc. - ADR             32,228
        6,500   Nissan Motor Co. Ltd. - ADR                              98,345
        2,000   Sony Corp. - ADR                                         75,940
                                                               -----------------
                                                                         470,283
                                                               -----------------

Netherlands: 9.2%
        3,300   ABN Amro Holding N.V. - ADR                              51,876
        1,350   Akzo Nobel N.V. - ADR                                    29,093
        2,150   ING Groep N.V. - ADR                                     28,875
        1,775   Royal Dutch Petroleum Co. - ADR                          70,414
        2,600   TPG NV - ADR                                             36,348
        1,119   Unilever N.V. - ADR                                      63,425
                                                               -----------------
                                                                         280,031
                                                               -----------------

Norway: 2.1%
        1,300   Norsk Hydro A/S - ADR                                    50,232
                                                               -----------------

Portugal: 0.9%
        3,532   Portugal Telecom S.A. - ADR                             $22,428
                                                               -----------------

Spain: 4.6%
        3,900   Banco Bilbao Vizcaya Argentaria S.A. - ADR               32,877
        6,275   Banco Santander Central Hispano S.A. - ADR               39,784
        2,600   Repsol S.A. - ADR                                        36,452
        1,277   Telefonica, S.A. - ADR*                                  36,860
                                                               -----------------
                                                                         145,973
                                                               -----------------

Sweden: 3.1%
        4,100   Volvo AB - ADR                                           72,570
                                                               -----------------

Switzerland: 6.9%
        5,200   Adecco S.A. - ADR                                        39,260
        1,250   Novartis AG - ADR                                        45,725
        1,900   UBS AG - ADR                                             79,230
                                                               -----------------
                                                                         164,215
                                                               -----------------
                                                               -----------------

United Kingdom: 14.1%
          500   AstraZeneca Plc - ADR                                    16,060
        2,200   Barclays Plc - ADR                                       50,622
        3,050   Cadbury Schweppes Plc - ADR                              61,458
          550   GlaxoSmithKline Plc - ADR                                19,278
        1,150   HSBC Holdings PLlc -  ADR                                61,709
          700   National Grid Group - ADR                                22,449
        1,250   Rio Tinto Plc - ADR                                     101,625
                                                               -----------------
                                                                         333,201
                                                               -----------------

TOTAL COMMON STOCKS
 (cost $2,969,627)                                                    2,352,539
                                                               -----------------

TOTAL INVESTMENTS IN SECURITIES
(cost $2,969,627):  99.4%                                             2,352,539
Other Assets less Liabilities: 0.6%                                      14,794
                                                               -----------------
NET ASSETS:     100.00%                                              $2,367,333
                                                               =================


  ADR - American depositary receipt.

* Non-income producing security.

  See accompanying Notes to Financial Statements.



--------------------------------------------------------------------------------
Schedule Of Investments by Industry
Purisima Pure Foreign Fund
February 28, 2003 (unaudited)

                                                                       % of
Industry                                                            Net Assets
--------------------------------------------------------------------------------

Automobile Manufacturers                                                  11.3%
Banking                                                                   17.8%
Chemicals                                                                  4.6%
Commercial Services                                                        1.7%
Electric                                                                   7.4%
Electronics                                                                1.8%
Foods                                                                      8.2%
Household Audio & Video Equipment                                          3.2%
Insurance                                                                  4.6%
Media                                                                      2.1%
Mining                                                                     7.0%
Miscellaneous Manufacturing                                                3.0%
Oil & Gas                                                                 10.4%
Pharmaceuticals                                                            6.0%
Photography                                                                3.7%
Software                                                                   1.2%
Telecommunications                                                         3.7%
Transportation                                                             1.5%
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES                                           99.4%
Other Assets less Liabilities                                              0.6%
                                                                    ------------
NET ASSETS                                                               100.0%
                                                                    ============


                                 PURISIMA FUNDS

Purisima Funds
Statements of Assets and Liabilities
February 28, 2003 (unaudited)
----------------------------------------------------------------------------------------------

                                  Total Return Fund      Pure American Fund  Pure Foreign Fund
                                  -----------------     --------------------------------------
ASSETS
Investments in securities,           $ 226,227,563          $ 2,635,466           $ 2,969,627
  at cost                         =================     ================     =================

Investments in securities,
  at value                           $ 180,758,268          $ 2,044,215           $ 2,352,539
Receivables:
Securities sold                                  -                    -                28,423
Dividends and interest                     359,678                5,384                 2,330
Fund shares sold                                 -                2,500                     -
Other assets                                51,498                1,419                 4,580
                                  -----------------     ----------------     -----------------
Total Assets                           181,169,444            2,053,518             2,387,872
                                  -----------------     ----------------     -----------------

LIABILITIES
Bank overdraft                                   -                    -                17,476
Accrued advisory fees
  (Note 3)                                 127,186                2,465                 3,063
Accrued distribution fees
  (Note 4)                                  34,231                    -                     -
Accrued administration
  fees (Note 3)                             13,693                    -                     -
Other accrued expenses                      70,101                    -                     -
                                  -----------------     ----------------     -----------------
Total Liabilities                          245,211                2,465                20,539
                                  -----------------     ----------------     -----------------

NET ASSETS                           $ 180,924,233          $ 2,051,053           $ 2,367,333
                                  =================     ================     =================

Number of shares issued
  and outstanding
  (unlimited shares
  authorized, $0.01 par value)          14,674,424              227,404               211,397
                                  =================     ================     =================

Net asset value, offering
  and redemption price
  per share                                $ 12.33               $ 9.02               $ 11.20
                                  =================     ================     =================

COMPONENTS OF NET ASSETS
Paid-in capital                      $ 239,888,892          $ 2,815,791           $ 3,283,249
Accumulated net investment
  income (loss)                             54,902                8,116                (4,595)
Accumulated net realized
  loss on investments                  (13,550,266)            (181,603)             (294,233)
Net unrealized depreciation
  on investments                       (45,469,295)            (591,251)             (617,088)
                                  -----------------     ----------------     -----------------
Net Assets                           $ 180,924,233          $ 2,051,053           $ 2,367,333
                                  =================     ================     =================




Purisima Funds
Statement of Operations
For the Six Months Ended February 28, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------


                                            Total Return         Pure American        Pure Foreign
                                                 Fund                 Fund                 Fund
                                           ----------------     ----------------     ----------------
INVESTMENT INCOME
Income
   Dividends (net of foreign
       taxes witheld of $66,705,
      $0, and $1,908, respectively)            $ 1,394,765             $ 26,400             $ 23,041
   Interest                                          6,474                   49                   81
                                           ----------------     ----------------     ----------------
      Total income                               1,401,239               26,449               23,122
                                           ----------------     ----------------     ----------------

Expenses
   Advisory fees                                   894,914               18,333               23,665
   Distribution fees                               223,728                    -                    -
   Administration fees                              89,492                    -                    -
   Transfer agent fees                              57,700                    -                    -
   Fund accounting fees                             38,071                    -                    -
   Registration fees                                27,831                    -                    -
   Custody fees                                     23,378                    -                    -
   Reports to shareholders                          15,060                    -                    -
   Insurance expense                                13,549                    -                    -
   Audit fees                                        9,421                    -                    -
   Legal fees                                        6,414                    -                    -
   Trustee fees                                      2,701                    -                    -
   Miscellaneous                                     4,985                    -                    -
                                           ----------------     ----------------     ----------------
Total expenses                                   1,407,244               18,333               23,665
Less: fees waived (Note 3)                         (64,094)                   -                    -
                                           ----------------     ----------------     ----------------
Net expenses                                     1,343,150               18,333               23,665
                                           ----------------     ----------------     ----------------

Net investment income (loss)                        58,089                8,116                 (543)
                                           ----------------     ----------------     ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on investments                (4,641,919)            (156,374)            (277,521)
Net unrealized depreciation
   on investments                              (17,008,707)            (122,745)            (100,295)
                                           ----------------     ----------------     ----------------
Net realized and unrealized loss
   on investments                              (21,650,626)            (279,119)            (377,816)
                                           ----------------     ----------------     ----------------

Net decrease in net assets resulting
   from operations                           $ (21,592,537)          $ (271,003)          $ (378,359)
                                           ================     ================     ================






Statement of Changes in Net Assets
Total Return Fund
---------------------------------------------------------------------------------------------

                                                    Six Months Ended         Year Ended
INCREASE (DECREASE) IN NET ASSETS FROM:            February 28, 2003*     August 31, 2002
                                                   -------------------  ---------------------
OPERATIONS
Net investment income                                        $ 58,089            $ 1,701,906
Net realized gain (loss)
on investments
  Securities                                               (4,641,919)            (4,615,141)
  Options                                                           -                558,434
Net unrealized depreciation on
  investments                                             (17,008,707)           (31,931,932)
                                                   -------------------  ---------------------
Net decrease in net assets resulting
  from operations                                         (21,592,537)           (34,286,733)
                                                   -------------------  ---------------------

DISTRIBUTION TO SHAREHOLDERS
From net investment income                                   (649,922)            (1,395,913)
From net realized gain                                     (1,595,178)           (12,127,092)
                                                   -------------------  ---------------------
Total distributions to shareholders                        (2,245,100)           (13,523,005)
                                                   -------------------  ---------------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
  from net change in outstanding shares (a)                23,190,552           $107,016,302
                                                   -------------------  ---------------------

Total increase (decrease) in net assets                      (647,085)            59,206,564

NET ASSETS
Beginning of period                                       181,571,318            122,364,754
                                                   -------------------  ---------------------
End of period                                           $ 180,924,233          $ 181,571,318
                                                   ===================  =====================

Accumulated net investment income                            $ 54,902              $ 646,735
                                                   ===================  =====================

(a) A summary of capital share transactions is as follows:

                                                  Six Months Ended                        Year Ended
                                                  February 28, 2003*                   August 31, 2002
                                       ---------------------------------   --------------------------------
                                           Shares             Value              Shares           Value
                                       ----------------   --------------   --------------  ----------------

Shares sold                                  2,759,460      $36,084,052        7,196,010      $119,292,657
Shares issued on reinvestment
  of distributions                             167,234        2,202,476          794,173        13,397,691
Shares redeemed                             (1,169,303)     (15,095,976)      (1,606,721)      (25,674,046)
                                       ----------------   --------------   --------------  ----------------
Net increase                                 1,757,391     $ 23,190,552        6,383,462      $107,016,302
                                       ================   ==============   ==============  ================

* Unaudited.


Statement of Changes in Net Assets
Pure American Fund
------------------------------------------------------------------------------------------

                                                 Six Months Ended         Year Ended
INCREASE (DECREASE) IN NET ASSETS FROM:         February 28, 2003*     August 31, 2002
                                                -------------------  ---------------------

OPERATIONS
Net investment income                                      $ 8,116               $ 41,317
Net realized loss on investments :
  Securities                                              (156,374)                (8,289)
  Options                                                        -                (16,938)
Net unrealized depreciation on investments                (122,745)              (466,565)
                                                -------------------  ---------------------
Net decrease in net assets resulting from
  operations                                              (271,003)              (450,475)
                                                -------------------  ---------------------

DISTRIBUTION TO SHAREHOLDERS
From net investment income                                 (41,305)              (114,026)
From net realized gain                                           -                (39,141)
                                                -------------------  ---------------------
Total distributions to shareholders                        (41,305)              (153,167)
                                                -------------------  ---------------------

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net
  change in outstanding shares (a)                        (254,082)            (1,283,697)
                                                -------------------  ---------------------

Total decrease in net assets                              (566,390)            (1,887,339)

NET ASSETS
Beginning of period                                      2,617,443              4,504,782
                                                -------------------  ---------------------
End of period                                          $ 2,051,053            $ 2,617,443
                                                ===================  =====================

Accumulated net investment income                          $ 8,116               $ 41,305
                                                ===================  =====================


(a) A summary of capital share transactions is as follows:
                                                 Six Months Ended                   Year Ended
                                                February 28, 2003*               August 31, 2002
                                       ---------------------------------   -----------------------------
                                           Shares             Value        Shares         Value
                                       ----------------   --------------   -------------  --------------

Shares sold                                     13,107         $125,923         115,219      $1,407,861
Shares issued on reinvestment of
  distributions                                  4,325           41,305          12,420         148,667
Shares redeemed                                (46,306)        (421,310)       (233,282)     (2,840,225)
                                       ----------------   --------------   -------------  --------------
Net decrease                                   (28,874)      $ (254,082)       (105,643)    $(1,283,697)
                                       ================   ==============   =============  ==============


* Unaudited.


Statement of Changes in Net Assets
Pure Foreign Fund
----------------------------------------------------------------------------------------------
                                                  Six Months Ended         Year Ended
INCREASE (DECREASE) IN NET ASSETS FROM:          February 28, 2003*     August 31, 2002
                                                 -------------------  ---------------------
OPERATIONS
Net investment income (loss)                                 $ (543)             $ 167,727
Net realized gain (loss) on investments:
  Securities                                               (277,521)                 7,820
  Options                                                         -                (23,081)
Net unrealized depreciation on investments                 (100,295)              (591,908)
                                                 -------------------  ---------------------
Net decrease in net assets resulting from
  operations                                               (378,359)              (439,442)
                                                 -------------------  ---------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 (122,709)              (190,682)
                                                 -------------------  ---------------------
Total distributions to shareholders                        (122,709)              (190,682)
                                                 -------------------  ---------------------

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net
  change in outstanding shares (a)                         (525,724)            (4,877,317)
                                                 -------------------  ---------------------

Total decrease in net assets                             (1,026,792)            (5,507,441)

NET ASSETS
Beginning of period                                       3,394,125              8,901,566
                                                 -------------------  ---------------------
End of period                                           $ 2,367,333            $ 3,394,125
                                                 ===================  =====================

Accumulated net investment income (loss)                   $ (4,595)             $ 118,657
                                                 ===================  =====================


(a) A summary of capital share transactions is as follows:
                                             Six Months Ended                        Year Ended
                                            February 28, 2003*                    August 31, 2002
                                       ---------------------------------   ------------------------------
                                           Shares             Value        Shares          Value
                                       ----------------   --------------   -------------  ---------------

Shares sold                                     24,481         $296,705          54,423         $834,081
Shares issued on reinvestment of
  distributions                                 10,175          122,709          12,224          181,160
Shares redeemed                                (82,982)        (945,138)       (386,039)      (5,892,558)
                                       ----------------   --------------   -------------  ---------------
Net increase (decrease)                        (48,326)      $ (525,724)       (319,392)     $(4,877,317)
                                       ================   ==============   =============  ===============

* Unaudited.


                                 PURISIMA FUNDS

Financial Highlights
For a capital share outstanding throughout each period.
--------------------------------------------------------------------------------
The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                                           Total Return Fund
                                      ------------------------------------------------------------
                                       Six Months                      Year Ended August 31,
                                          Ended       --------------------------------------------
                                      Feb. 28,'03++      2002      2001      2000   1999    1998
                                      --------------- --------- --------- -------- ------- -------

Net asset value, beginning of period       $14.06      $18.73    $19.65   $17.46   $12.47  $11.87
                                      --------------- --------- --------- -------- ------- -------

Income from investment operations:
      Net investment income (loss)           0.00***     0.09      0.31^   (0.01)   (0.01)   0.02
      Net realized and unrealized
          gain (loss) on
          investments                       (1.56)      (2.91)    (0.61)^   2.22     5.00    0.60
                                      --------------- --------- --------- -------- ------- -------
Total from investment operations            (1.56)      (2.82)    (0.30)^   2.21     4.99    0.62
                                      --------------- --------- --------- -------- ------- -------

Less distributions:
      From net investment income            (0.05)      (0.19)         -   (0.02)       -
                                                                                            (0.02)
      From net realized gain                (0.12)      (1.66)    (0.62)        -       -       -
                                      --------------- --------- --------- -------- ------- -------
Total distributions                         (0.17)      (1.85)    (0.62)   (0.02)       -
                                                                                            (0.02)
                                      --------------- --------- --------- -------- ------- -------

Net asset value, end of year               $12.33      $14.06    $18.73   $19.65   $17.46  $12.47
                                      =============== ========= ========= ======== ======= =======

Total return                               (11.24%)**  (16.72%)   (1.33%)  12.64%   40.05%   5.26%

Ratios/supplemental data:
      Net assets, end of year
          (millions)                      $180.9      $181.6    $122.4    $89.8    $53.2   $21.5

Ratio of expenses to average net
      assets:
      Before fees waived and
          expenses absorbed or recouped      1.57% *     1.51%+    1.61%+   1.62%    1.82%   2.71%
      After fees waived and expenses
          absorbed or recouped               1.50% *     1.50%+    1.50%+   1.50%    1.50%   1.50%

Ratio of net investment income
      (loss) to average net assets #         0.06% *     1.03%     1.68%   (0.04%)   0.00%   0.28%

Portfolio turnover rate                      7.11% **   60.76%   105.90%   38.42%   12.72%  15.89%


 * Annualized.
** Not annualized.
++ Unaudited.
***Amount represents less than $0.01 per share.
 # Net of fees waived.
 ^ Calculations are based on average shares outstanding for the period.
 + Without dividend expense on securities sold short, which was 0.10% for 2002 and 0.05% for 2001.

                                 PURISIMA FUNDS

Financial  Highlights
For a capital share  outstanding  throughout  each period.
--------------------------------------------------------------------------------

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.



                                                           Pure American Fund
                                      ----------------------------------------------------------------
                                       Six Months        Year Ended August 31,     September 29, 1998+
                                          Ended       ----------------------------     through
                                      Feb. 28,'03++      2002      2001      2000  August 31, 1999
                                      --------------- --------- --------- -------- -------------------
Net asset value, beginning of period       $10.21      $12.45    $13.49   $13.00        $10.00
                                      --------------- --------- --------- -------- -------------------

Income from investment operations:
      Net investment income (loss)          (0.13)       0.43      0.28^   (0.03)        (0.02)
      Net realized and unrealized
          gain (loss) on
          investments                       (0.90)      (2.07)    (0.02)^   0.52          3.02
                                      --------------- --------- --------- -------- -------------------
Total from investment operations            (1.03)      (1.64)     0.26^    0.49          3.00
                                      --------------- --------- --------- -------- -------------------

Less distributions:
      From net investment income            (0.16)      (0.58)    (0.28)       -             -

      From net realized gain                    -       (0.02)    (1.02)   (0.00)***         -
                                      --------------- --------- --------- -------- -------------------
Total distributions                         (0.16)      (0.60)    (1.30)   (0.00)***         -
                                      --------------- --------- --------- -------- -------------------

Net asset value, end of year               $ 9.02      $10.21    $12.45   $13.49        $13.00
                                      =============== ========= ========= ======== ===================

Total return                               (10.21%)**  (13.90%)    1.96%    3.79%        30.00%**

Ratios/supplemental data:
      Net assets, end of period
          (millions)                      $  2.1      $  2.6      $4.5    $ 1.1         $ 1.5

Ratio of expenses to average net
          assets:
      Before fees waived                     1.50% *     1.50%#    1.50%#   1.50%         1.50%*
      After fees waived                       n/a        1.13%#    0.00%#   n/a           n/a

Ratio of net investment income
      (loss) to average net assets #         0.66% *     1.35%     4.09%   (0.13%)       (0.34%)*

Portfolio turnover rate                      11.14%**    75.54%   265.29%   45.48%       29.73%**


 * Annualized.
** Not Annualized.
 + Commencement of operations.
++ Unaudited.
***Amount represents less than $0.01 per share.
 ^ Calculations are based on average shares outstanding for the period.
 # Without dividend expense on securities sold short, which was 0.10% for 2002 and 0.08% for 2001.




                                 PURISIMA FUNDS

Financial Highlights
For a capital share outstanding throughout each period.
--------------------------------------------------------------------------------

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.


                                                             Pure Foreign Fund
                                      ------------------------------------------------------------------
                                       Six Months        Year Ended August 31,       September 29, 1998+
                                          Ended       ------------------------------     through
                                      Feb. 28,'03++      2002      2001      2000    August 31, 1999
                                      --------------- --------- ---------  --------- -------------------

Net asset value, beginning of period       $13.07      $15.37     $16.39     $13.52        $10.00
                                      --------------- --------- ---------  --------- -------------------
Income from investment operations:
      Net investment income                 (0.02)       0.84       0.33 ^     0.01          0.04
      Net realized and unrealized gain
      (loss)
      on investments                        (1.39)      (2.47)     (0.45)^     3.69          3.48
                                      --------------- --------- ---------  ---------  ------------------
Total from investment operations            (1.41)      (1.63)     (0.12)^     3.70          3.52
                                      --------------- --------- ---------  ---------  ------------------

Less distributions:
      From net investment income            (0.46)      (0.67)     (0.35)     (0.03)
                                                                                                 -
      From net realized gain                                                  (0.80)
                                                 -           -     (0.55)                        -
                                      --------------- --------- ---------  ---------  ------------------
Total distributions                                     (0.67)     (0.90)     (0.83)
                                            (0.46)                                               -
                                      --------------- --------- ---------  ---------  ------------------

Net asset value, end of period             $11.20      $13.07     $15.37     $16.39        $13.52
                                      =============== ========= =========  =========  ==================

Total return                               (11.05%)**  (11.14%)    (0.45%)    28.04%        35.20% **

Ratios/supplemental data:
      Net assets, end of period             $2.4        $3.4       $8.9       $2.8          $0.3
      (millions)

Ratio of expenses to average net assets:
      Before fees waived                     1.50% *     1.50% #    1.50% #    1.50%         1.50% *
      After fees waived                      n/a         1.07% #    0.00% #    n/a           n/a

Ratio of net investment income
      to average net assets                 (0.03%) *    4.02%      4.21%      0.26%         0.65% *

Portfolio turnover rate                     11.92% **   69.59%    258.66%     51.60%         7.19% **


  * Annualized.
 ** Not Annualized.
  + Commencement of operations.
  ++Unaudited.
  ^ Calculations are based on average shares outstanding for the period.
  # Without dividend expense on securities sold short, which was 0.10% for 2002 and 0.08% for 2001.





                                 PURISIMA FUNDS

Notes to Financial Statements (Unaudited)
February 28, 2003

--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of three diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), representing the initial series of the Trust which commenced operations on October 28, 1996, and Purisima Pure American Fund (the "Pure American Fund") and Purisima Pure Foreign Fund (the "Pure Foreign Fund") both of which commenced operations on September 29, 1998. Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds.

The investment objectives of the Funds are as follows:

The Total Return Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

The Pure  American  Fund seeks to provide  investors  with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

The Pure  Foreign  Fund  seeks to provide  investors  with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. Under normal market conditions, the Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

     B. Federal Income and Excise Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

          As of August 31, 2002, the Pure Foreign Fund has a capital loss carryforward available to offset future capital gains, if any, of $2,135, all of which expires in 2010. In addition, the Total Return Fund and Pure Foreign Fund had net realized capital losses of $8,901,115 and $13,125, respectively, during the period November 1, 2001 through August 31, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending August 31, 2003. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

     D. Use of Estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     E. Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     F. Options. Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

     G. Securities Sold Short. The Funds are engaged in selling securities short, which obligates the Funds to replace a security borrowed by purchasing the same security at the current market value. The Funds would incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds would realize a gain if the price of the security declines between those dates.

          The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Funds must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Total Return Fund (the "Fund") has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2003, the Adviser waived fees of $64,094.

At February 28, 2003, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $268,977. The Adviser may recapture $87,515 no later than August 31, 2003, $102,939 no later than August 31, 2004, $11,042 no later than August 31, 2005 and $67,481 no later than August 31, 2006.

The Pure American and Pure Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services, including administration, transfer agency, custody and auditing services. For providing these services, the Pure American and Pure Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the respective Funds' average daily net assets. This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of the Pure American and Pure Foreign Funds.

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and sta te regulatory filings, reports and returns for the Funds;
prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

The Funds' former distributor was First Fund Distributors, Inc., which was acquired by Quasar Distributors, Inc. in October 2001. Quasar Distributors, LLC (the "Distributor"), an affiliate of the Administrator, serves as distributor of the Funds pursuant to a Distribution Agreement with the Trust on behalf of each Fund. Purisima Securities, LLC ("Purisima Securities") an affiliate of the Adviser, serves as co-distributor of the Funds pursuant to a Co-Distribution Agreement with the Trust.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2003, the Fund incurred $223,728 in distribution fees.

NOTE 5 - PURCHASES AND SALES

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 28, 2003, were as follows:

                Fund                   Purchases                   Sales
                ----                ------------                   -----
        Total Return Fund           $33,919,428                $12,645,127
        Pure American Fund              269,903                    553,263
        Pure Foreign Fund               371,319                  1,009,757

There were no purchases or sales of U.S. Government securities by the Funds.




OTHER INFORMATION- TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

                                                                                        Number of
                                                                                        Portfolios
                                                                                         in Fund
                            Position(s)                                                  Complex        Other
                              Held        Year        Principal Occupation(s)           Overseen by Directorships
     Name, Address, Age     with Trust  Elected(1)    During Past Five Years              Director       Held
--------------------------- ----------- ---------- ------------------------------------ ----------- -------------

Kenneth L. Fisher* (53)     President    1996      Chief Executive Officer and              3         None
Fisher Investments, Inc.    and Trustee            majority shareholder of the
13100 Skyline Blvd.                                Adviser, and has served in
Woodside, CA 94062                                 such capacities since the
                                                   incorporation  of the  Adviser
                                                   in 1986.  Prior thereto, he was
                                                   the founder of Fisher Investments,
                                                   a sole proprietorship which
                                                   commenced  operations in 1978.

Sherrilyn A. Fisher* (54)   Secretary    1996      Senior Vice President and                N/A       None
Fisher Investments, Inc.                           Corporate Secretary of the Adviser.
13100 Skyline Blvd.                                Ms. Fisher has been employed by the
Woodside, CA 94062                                 Adviser since 1986.

Pierson E. Clair III (55)   Trustee      1996      President  and  Chief  Operating         3         Signature
Fisher Investments, Inc.                           Officer of Brown & Haley since 1998                Foods, Inc.
13100 Skyline Blvd.                                (fine confectioners); Vice President
Woodside, CA 94062                                 of  Blummer Chocolate Company from
                                                   1980 to 1997, where he had been
                                                   employed since 1970.

Bryan F. Morse (51)         Trustee      1996      Sole proprietor of Bryan F. Morse,       3         None
Fisher Investments, Inc.                           RIA, a registered investment
13100 Skyline Blvd.                                adviser since 1990.
Woodside, CA 94062

Grover T. Wickersham (54)   Trustee      1996      Attorney in private practice in Palo     3         None
Fisher Investments, Inc.                           Alto, California. Prior to entering
13100 Skyline Blvd.                                private practice in June of 1981,
Woodside, CA 94062                                 served as a Branch Chief of the Los
                                                   Angeles Regional Office of the U.S.
                                                   Securities and Exchange Commission.

Scott LeFevre (46)          Trustee      2001      Sole proprietor of LeFevre Capital       3         None
Fisher Investments, Inc.                           Management.
13100 Skyline Blvd.
Woodside, CA 94062

Alfred D. McKelvy, Jr. (54) Trustee      2003      Executive  Director of the law firm      3         Diablo
Fisher Investments, Inc.                           of Berding & Weil, LLP since 1990.                 Valley Bank;
13100 Skyline Blvd.                                                                                   East Bay
Woodside, CA 94062                                                                                    BOMA.

David L. Ruis, C.P.A (38)   Treasurer    2003      Controller, Fisher Investment, Inc.,    N/A        None
                                                   since July of 2001.  Prior thereto,
                                                   served as Controller for Secure.com
                                                   (internet related products) while
                                                   providing consulting services for
                                                   Agilent Technologies. Prior to the
                                                   year 2000, served as the Chief Financial
                                                   Officer for Nomura Securities
                                                   in Dallas, TX.
------------------------------------------------------------------------------------------------------------------
(1)  Directors and officers of the Funds serve until their resignation,  removal or retirement.
*    "Interested person" of the Trust, as defined in the 1940 Act.


Privacy Notice

Fisher Investments, Inc. and The Purisima Funds collect nonpublic information about you from the following sources:

-    Information we receive about you on applications or other forms;
-    Information you give us orally; and
-    Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.


ITEM 9. CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

(c)  Certification   of  principal   executive   officer  (see   attached)   and
     Certification of principal financial officer (see attached).






ITEM 1. REPORT TO STOCKHOLDERS - As Filed

ITEM 2. CODE OF ETHICS.

        Not applicable to semi-annual reports for the period ended February 28, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to semi-annual reports for the period ended February 28, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to semi-annual reports for the period ended February 28, 2003.


ITEM 5-8:  [RESERVED]



ITEM 9. CONTROLS AND PROCEDURES - As Filed

          a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date ( within 90 days of the filing date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed by Registrant's management, as appropriate, to allow timely decisions regarding required disclosures.

          b) There were no significant changes in the Registrant's internal controls or in other factors ( that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.




ITEM 10. EXHIBITS.

          (a) Not applicable to semi-annual reports for the period ended February 28, 2003.

          (b)  Attached hereto

               Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002




                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds
------------------

By (Signature and Title)* /s/ KENNETH L. FISHER
                              ----------------------
                                Kenneth L. Fisher
                                President
Date: May 7, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds
------------------

By (Signature and Title)* /s/ DAVID RUIZ
                              ----------
                              David Ruiz
                              Treasurer

Date:  May 7, 2003